Capital Structure and Financial Matters - JonesTrading Sales Agreement (Details) - At The Market Issuance Sales Agreement [Member] kr / shares in Units, $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
	Oct. 03, 2022 USD ($)	Dec. 29, 2022 USD ($) $ / shares shares	Dec. 29, 2022 DKK (kr) kr / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 DKK (kr) shares
Capital Structure and Financial Matters
Percentage of commission to be paid	3.00%
Shares sold (in shares) | shares				3,160,208	3,160,208
Proceeds from issue of shares				$ 6.0
American Depositary Shares [Member]
Capital Structure and Financial Matters
Maximum aggregate value of shares to sell	$ 14.4
Percentage of commission to be paid	3.00%
Threshold period of prior notice to terminate agreement	10 days
Shares sold (in shares) | shares		118,852	118,852
Number of ordinary shares per ADS				1
Share purchase price | $ / shares		$ 2.74		$ 1.84
Proceeds from issue of shares		$ 0.3
Increase in share capital | kr			kr 118,852		kr 3,160,208
Value of remaining number of shares under the agreement				$ 3.5
Ordinary Shares
Capital Structure and Financial Matters
Ordinary shares par value | (per share)			kr 1	$ 1